Income Taxes	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Income Taxes

Note 17 — Income Taxes

A.	Details regarding the tax environment of the Company

(1)	Corporate tax rate

The tax rate relevant to the Company in the years 2021, 2020 and 2019 was 23%.

B.	Unrecognized deferred tax assets

As of December 31, 2021, the Company had carried forward losses for tax purposes in the amount of approximately $3,960 thousand. Under current tax regulation in Israel, tax losses do not expire.

The Company has not recorded deferred tax assets with respect to carry forward losses nor in respect of other timing differences such as research and development expenses carried forward and other timing differences in the amount of $3,100 thousand, because there is a low level of certainty that such losses or temporary deductible differences will be utilized in the foreseeable future.

C.	Tax assessments

The Company has not received tax assessments since its inception date.

D.	The main reconciling item between the statutory tax rate of the Company and the effective tax rate is current year tax losses and benefits for which no deferred tax assets were created.